Annual Fund Operating Expenses - WESTERN ASSET SMASh SERIES CORE COMPLETION FUND - SMASh SERIES CORE COMPLETION FUND	Jun. 30, 2021
Operating Expenses:
Management Fees (as a percentage of Assets)	none	[1]
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.11%	[2]
Expenses (as a percentage of Assets)	0.11%
Fee Waiver or Reimbursement	(0.11%)	[3]
Net Expenses (as a percentage of Assets)	none

[1]
Neither the fund’s manager nor the fund’s subadviser charges a management fee to the fund. Shareholders should be aware, however, that the fund is an integral part of separately managed account programs, and the fund’s manager, the fund’s subadviser or their affiliates will be compensated directly or indirectly by separately managed account program sponsors or program participants for managed account advisory services.

[2]
“Other expenses” have been restated to exclude non-recurring costs relating to commencement of the fund’s operations. Had such costs been included, “Other expenses” for the fund would have been 0.14%. Additionally, “Other expenses” have been restated for current year expenses.

[3]
The manager has agreed to reimburse 100% of the fund’s operating expenses (other than interest, brokerage, taxes and extraordinary expenses). This arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.